Income tax	12 Months Ended
Dec. 31, 2017
Income tax [Abstract]
Income tax
22.	Income tax

(i) Cayman Islands (“Cayman”)

Under the current tax laws of Cayman Islands, the Company and its subsidiaries are not subject to tax on income or capital gains. Besides, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

(ii) BVI

Duowan BVI is exempted from income tax on its foreign-derived income in the BVI. There are no withholding taxes in the BVI.

(iii) Hong Kong profits tax

Under the current Hong Kong Inland Revenue Ordinance, the subsidiaries of the Group in Hong Kong are subject to 16.5% Hong Kong profit tax on its taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

(iv) PRC Enterprise Income Tax (“EIT”)

The Company’s subsidiaries and VIEs in China are governed by the Enterprise Income Tax Law (“EIT Law”), which became effective on January 1, 2008. Pursuant to the EIT Law and its implementation rules, enterprises in China are generally subject to tax at a statutory rate of 25%. Certified High and New Technology Enterprises (“HNTE”) are entitled to a favorable statutory tax rate of 15%, but need to re-apply every three years. During this three year period, an HNTE must conduct a qualification self-review each year to ensure it meets the HNTE criteria and is eligible for the 15% preferential tax rate for that year. If an HNTE fails to meet the criteria for qualification as an HNTE in any year, the enterprise cannot enjoy the 15% preferential tax rate in that year, and must instead use the regular 25% EIT rate.

Enterprises qualified as software enterprises can enjoy an income tax exemption for two years beginning with their first profitable year and a 50% tax reduction to the applicable tax rate for the subsequent three years. An entity that qualifies as a “Key National Software Enterprise” (a “KNSE”) is entitled to a further reduced preferential income tax rate of 10%. Enterprises wishing to enjoy the status of a Software Enterprise or a KNSE must perform a self-assessment each year to ensure they meet the criteria for qualification and file required supporting documents with the tax authorities before using the preferential EIT rates. These enterprises will be subject to the tax authorities’ assessment each year as to whether they are entitled to use the relevant preferential EIT treatments. If at any time during the preferential tax treatment years an enterprise uses the preferential EIT rates but the relevant authorities determine that it fails to meet applicable criteria for qualification, the relevant authorities may revoke the enterprise’s Software Enterprise/KNSE status.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its entities registered outside of the PRC should be considered as resident enterprises for the PRC tax purposes.

The Group’s PRC entities provided for enterprise income tax are as follows:

•
Guangzhou Huaduo applied for the renewal of HNTE qualification and received approval in December 2016. Guangzhou Huaduo is entitled to continue to enjoy the beneficial tax rate of 15% as an HNTE for the years 2016 through 2018, and will need to re-apply for HNTE qualification renewal in 2019.

•	In 2017, Guangzhou Huanju Shidai was qualified as a KNSE after the relevant government authorities’ assessment and was entitled to a preferential income tax rate of 10% beginning from 2016.

•
In June 2017, Guangzhou Juhui Information Technology Co., Ltd. was qualified as a Software Enterprise, and started to enjoy the zero preferential tax rate beginning from 2016 and 12.5% preferential tax rate beginning from 2018.

•	Other PRC subsidiaries and VIEs were subject to 25% EIT for the periods reported.
According to a policy promulgated by the State Tax Bureau of the PRC and effective from 2008 onwards, enterprises engaged in research and development activities are entitled to claim 150% of the research and development expenses so incurred in a year as tax deductible expenses in determining its tax assessable profits for that year (“Super Deduction”).

Certain subsidiaries and VIEs of the Group successfully claimed the Super Deduction in ascertaining the tax assessable profits for the periods reported.

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between the mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). In accordance with accounting guidance, all undistributed earnings are presumed to be transferred to the parent company and are subject to the withholding taxes. All FIEs are subject to the withholding tax from January 1, 2008. The presumption may be overcome if the Group has sufficient evidence to demonstrate that the undistributed dividends will be re-invested and the remittance of the dividends will be postponed indefinitely.

Aggregate undistributed earnings and reserves of the Group entities located in the PRC that are available for distribution to the Company as of December 31, 2016 and 2017 are approximately RMB4,784,432 and RMB7,605,499, respectively.

In 2017, the Group determined to cause one of its PRC subsidiaries, Guangzhou Huanju Shidai, to declare and distribute a cash dividend of part of its stand-alone 2014-2016 earnings, amounted to US$15,000, to its direct oversea parent company, Duowan BVI. So Guangzhou Huanju Shidai paid for the withholding tax in the amount of US$1,500 in 2017.

The Group has a plan to indefinitely reinvest its funds and any future earnings for use in the operation and expansion of its business. Accordingly, no deferred tax liability on 10% WHT of aggregate undistributed earnings and reserves of the Company’s subsidiaries located in the PRC has been accrued that would be payable upon the distribution of those amounts to the Company as of December 31, 2016 and 2017.

Composition of income tax expense

The current and deferred portions of income tax expense included in the consolidated statements of comprehensive income are as follows:

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB

Current income tax expenses	(203,366)	(288,282)	(411,892)
Deferred income tax benefits (expenses)	25,039	7,768	(3,919)
Income tax expense for the year	(178,327)	(280,514)	(415,811)

Reconciliation of the differences between statutory tax rate and the effective tax rate

The reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax income is as follows:

	For the year ended December 31,
	2015	2016	2017

PRC Statutory income tax rate	(25.0)%	(25.0)%	(25.0)%
Effect of preferential tax rate	14.0%	11.6%	13.2%
Effect of tax-exempt entities	(1.6)%	(1.7)%	(0.3)%
Effect of change in tax rate	0.5%	-	-
Permanent differences (i)	(3.8)%	(1.1)%	(1.8)%
Change in valuation allowance	(1.7)%	(1.5)%	(2.3)%
Effect of Super Deduction available to the Group	2.3%	2.0%	1.8%
Effective income tax rate	(15.3)%	(15.7)%	(14.4)%

(i) Permanent differences mainly arise from expenses not deductible for tax purposes including primarily share-based compensation costs and expenses incurred by subsidiaries and VIEs.

Deferred tax assets and liabilities

Deferred taxes are measured using the enacted tax rates for the periods in which they are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2016 and 2017 are as follows:

	December 31,
	2016	2017
	RMB	RMB

Deferred tax assets:
Tax loss carried forward	66,816	74,951
Allowance for doubtful accounts receivable, accrued expense and others not currently deductible for tax purposes	65,721	62,177
Deferred revenue	57,284	97,858
Impairment of investment	7,949	12,783
Others	753	753
Valuation allowance (i)	(80,712)	(135,505)
Total deferred tax assets, net	117,811	113,017

Deferred tax liabilities:
Related to acquired intangible assets	3,281	2,406
Others	4,777	8,404
Total deferred tax liabilities, net	8,058	10,810

(i)
Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowance was provided for net operating loss carry forward because it was more likely than not that such deferred tax assets would not be realized based on the Group’s estimate of its future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

Tax loss carry forwards

As of December 31, 2017, the Group had tax loss carry forwards of approximately RMB301,227, which can be carried forward to offset future taxable income. The net operating tax loss carry forwards will begin to expire as follows:

Amount
RMB

2018	9,362
2019	14,323
2020	72,556
2021	69,190
2022	135,796
Total	301,227

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to claw back underpaid tax plus penalties and interest for PRC entities’ tax filings. In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation. There were no ongoing examinations by tax authorities as of December 31, 2017.